Annual Total Returns- JPMorgan Emerging Markets Debt Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Emerging Markets Debt Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.08%	20.49%	(6.78%)	3.86%	(0.50%)	8.70%	10.25%	(5.82%)	13.86%	5.38%